FEBRUARY 28, 2026 (Unaudited) :: BITCOIN & ETHER EQUAL WEIGHT ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BETE
::
Investments
Principal
Amount Value
Short-Term Investments — 67 .5%
Repurchase Agreements (a) — 67 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $5,569,735
(Cost $5,568,084) $ 5,568,084
$ 5,568,084
Total Investments — 67.5%
(Cost $5,568,084) 5,568,084
Other assets less liabilities — 32.5% 2,687,008
Net Assets — 100.0% $ 8,255,092
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Bitcoin & Ether Equal Weight ETF had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 13 3/27/2026 U.S. Dollar $ 4,282,200 $ (123,078)
CME Ether 41 3/27/2026 U.S. Dollar 3,953,425 (214,752)
$ (337,830)

BITCOIN & ETHER MARKET CAP WEIGHT ETF :: FEBRUARY 28, 2026 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BETH
::
Investments
Principal
Amount Value
Short-Term Investments — 59 .6%
Repurchase Agreements (a) — 59 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $7,081,689
(Cost $7,079,590) $ 7,079,590
$ 7,079,590
Total Investments — 59.6%
(Cost $7,079,590) 7,079,590
Other assets less liabilities — 40.4% 4,804,599
Net Assets — 100.0% $ 11,884,189
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Bitcoin & Ether Market Cap Weight ETF had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 31 3/27/2026 U.S. Dollar $ 10,211,400 $ (293,493)
CME Ether 17 3/27/2026 U.S. Dollar 1,639,225 (89,044)
$ (382,537)

FEBRUARY 28, 2026 (Unaudited) :: BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BITO
::
Investments
Shares Value
Exchange Traded Funds — 62 .2%
ProShares GENIUS Money
Market ETF, 3.50%(a)(b)
(Cost $1,100,440,000) 11,000,000 $ 1,101,210,000
Principal
Amount
Short-Term Investments — 5 .1%
Repurchase Agreements (c) — 5 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $90,263,491
(Cost $90,236,735) $ 90,236,735
90,236,735
Total Investments — 67.3%
(Cost $1,190,676,735) 1,191,446,735
Other assets less liabilities — 32.7% 579,663,578
Net Assets — 100.0% $ 1,771,110,313
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of February 28, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 1,100,440,000 – – 770,000 1,101,210,000 11,000,000 –
Futures Contracts Purchased
Bitcoin ETF had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 5,185 3/27/2026 U.S. Dollar $ 1,707,939,000 $ (26,226,781)
Swap Agreements
Bitcoin ETF had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
60,263,266 3/31/2026 Societe Generale 1.00%
S&P CME Bitcoin Daily Roll
Index (17,020,134)
60,263,266 (17,020,134)
Total Unrealized
Depreciation
(17,020,134)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

COINDESK CRYPTO 20 ETF :: FEBRUARY 28, 2026 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

KRYP
::
Value
Other assets less liabilities — 100.0%
$ 4,621,166
Net Assets — 100.0%
$ 4,621,166
Swap Agreements
CoinDesk Crypto 20 ETF had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
1,659,689 12/31/2026 FalconX 12.50% CoinDesk 20 Index (358,147)
2,961,964 11/6/2026 Galaxy 12.14% CoinDesk 20 Index (551,720)
4,621,653 (909,867)
Total Unrealized
Depreciation
(909,867)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ETHER ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EETH
::
Investments
Shares Value
Exchange Traded Funds — 34 .5%
ProShares GENIUS Money
Market ETF, 3.50%(a)(b)
(Cost $20,008,000) 200,000 $ 20,022,000
Principal
Amount
Short-Term Investments — 18 .8%
Repurchase Agreements (c) — 18 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $10,928,897
(Cost $10,925,658) $ 10,925,658
10,925,658
Total Investments — 53.3%
(Cost $30,933,658) 30,947,658
Other assets less liabilities — 46.7% 27,112,579
Net Assets — 100.0% $ 58,060,237
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of February 28, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 20,008,000 – – 14,000 20,022,000 200,000 –
Futures Contracts Purchased
Ether ETF had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Ether 602 3/27/2026 U.S. Dollar $ 58,047,850 $ (1,177,826)

SHORT BITCOIN ETF :: FEBRUARY 28, 2026 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BITI
::
Investments
Shares Value
Exchange Traded Funds — 35 .1%
ProShares GENIUS Money
Market ETF, 3.50%(a)(b)
(Cost $50,020,000) 500,000 $ 50,055,000
Principal
Amount
Short-Term Investments — 23 .7%
Repurchase Agreements (c) — 23 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $33,721,415
(Cost $33,711,419) $ 33,711,419
33,711,419
Total Investments — 58.8%
(Cost $83,731,419) 83,766,419
Other assets less liabilities — 41.2% 58,595,462
Net Assets — 100.0% $ 142,361,881
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of February 28, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 50,020,000 – – 35,000 50,055,000 500,000 –
Futures Contracts Sold
Short Bitcoin ETF had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Bitcoin 418 3/27/2026 U.S. Dollar $ 137,689,200 $ 1,656,096

FEBRUARY 28, 2026 (Unaudited) :: SHORT ETHER ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SETH
::
Investments
Principal
Amount Value
Short-Term Investments — 62 .3%
Repurchase Agreements (a) — 62 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $10,506,623
(Cost $10,503,510) $ 10,503,510
$ 10,503,510
Total Investments — 62.3%
(Cost $10,503,510) 10,503,510
Other assets less liabilities — 37.7% 6,368,319
Net Assets — 100.0% $ 16,871,829
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Short Ether ETF had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Ether 168 3/27/2026 U.S. Dollar $ 16,199,400 $ 701,152

ULTRA BITCOIN ETF :: FEBRUARY 28, 2026 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BITU
::
Investments
Shares Value
Exchange Traded Funds — 5 .7%
ProShares GENIUS Money
Market ETF, 3.50%(a)(b)
(Cost $20,008,000) 200,000 $ 20,022,000
Principal
Amount
Short-Term Investments — 23 .4%
Repurchase Agreements (c) — 23 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $81,891,916
(Cost $81,867,641) $ 81,867,641
81,867,641
Total Investments — 29.1%
(Cost $101,875,641) 101,889,641
Other assets less liabilities — 70.9% 248,661,166
Net Assets — 100.0% $ 350,550,807
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of February 28, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 20,008,000 – – 14,000 20,022,000 200,000 –
Futures Contracts Purchased
Ultra Bitcoin ETF had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 643 3/27/2026 U.S. Dollar $ 211,804,200 $ (5,228,824)
Swap Agreements
Ultra Bitcoin ETF had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
109,367,125 3/19/2026 Barclays Bank PLC 7.64% iShares Bitcoin Trust (2,825,469)
73,205,207 11/6/2026 CF Secured, LLC 12.14% Fidelity Wise Origin Bitcoin (43,848,022)
70,489,368 11/6/2026 Goldman Sachs International 6.64% iShares Bitcoin Trust 3,245,672
98,972,148 12/7/2026 J.P. Morgan Securities, LLC 6.64% iShares Bitcoin Trust (5,886,387)

FEBRUARY 28, 2026 (Unaudited) :: ULTRA BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BITU
::
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation/
(Depreciation)
($)
128,438,491 12/7/2026
Nomura Global Financial
Products Inc. 9.64% iShares Bitcoin Trust (4,153,895)
480,472,339 (53,468,101)
Total Unrealized
Appreciation
3,245,672
Total Unrealized
Depreciation
(56,713,773)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA ETHER ETF :: FEBRUARY 28, 2026 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ETHT
::
Investments
Principal
Amount Value
Short-Term Investments — 16 .7%
Repurchase Agreements (a) — 16 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $30,463,771
(Cost $30,454,742) $ 30,454,742
$ 30,454,742
Total Investments — 16.7%
(Cost $30,454,742) 30,454,742
Other assets less liabilities — 83.3% 152,343,800
Net Assets — 100.0% $ 182,798,542
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Ultra Ether ETF had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Ether 2,031 3/27/2026 U.S. Dollar $ 195,839,175 $ (7,120,998)
Swap Agreements
Ultra Ether ETF had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
73,189,309 11/6/2026 Goldman Sachs International 8.14% iShares Ethereum Trust 1,934,078
92,178,898 12/7/2026
Nomura Global Financial
Products Inc. 25.14% iShares Ethereum Trust (2,637,176)
165,368,207 (703,098)
Total Unrealized
Appreciation
1,934,078
Total Unrealized
Depreciation
(2,637,176)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRA SOLANA ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SLON
::
Value
Other assets less liabilities — 100.0%
$ 16,855,055
Net Assets — 100.0%
$ 16,855,055
Futures Contracts Purchased
Ultra Solana ETF had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Solana 592 3/27/2026 U.S. Dollar $ 24,050,000 $ (1,128,856)
Coinbase Solana 1,200 3/27/2026 U.S. Dollar 9,775,200 (428,652)
$ (1,557,508)

ULTRA XRP ETF :: FEBRUARY 28, 2026 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UXRP
::
Value
Other assets less liabilities — 100.0%
$ 36,190,443
Net Assets — 100.0%
$ 36,190,443
Futures Contracts Purchased
Ultra XRP ETF had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME XRP 707 3/27/2026 U.S. Dollar $ 47,934,600 $ (1,852,080)
Coinbase XRP 1,800 3/27/2026 U.S. Dollar 24,454,800 (1,335,108)
$ (3,187,188)

FEBRUARY 28, 2026 (Unaudited) :: ULTRASHORT BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SBIT
::
Investments
Principal
Amount Value
Short-Term Investments — 18 .4%
Repurchase Agreements (a) — 18 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $32,424,767
(Cost $32,415,156) $ 32,415,156
$ 32,415,156
Total Investments — 18.4%
(Cost $32,415,156) 32,415,156
Other assets less liabilities — 81.6% 143,370,616
Net Assets — 100.0% $ 175,785,772
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraShort Bitcoin ETF had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Bitcoin 785 3/27/2026 U.S. Dollar $ 258,579,000 $ 2,079,577
Swap Agreements
UltraShort Bitcoin ETF had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(13,251,206) 3/19/2026 Barclays Bank PLC (6.64)% iShares Bitcoin Trust 338,573
(39,097,066) 3/9/2026 Goldman Sachs International (3.64)% iShares Bitcoin Trust 16,568,862
(34,625,861) 12/7/2026
Nomura Global Financial
Products Inc. (3.14)% iShares Bitcoin Trust (6,315,968)
(86,974,133) 10,591,467
Total Unrealized
Appreciation
16,907,435
Total Unrealized
Depreciation
(6,315,968)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT ETHER ETF :: FEBRUARY 28, 2026 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ETHD
::
Investments
Principal
Amount Value
Short-Term Investments — 5 .9%
Repurchase Agreements (a) — 5 .9%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $5,699,552
(Cost $5,697,861) $ 5,697,861
$ 5,697,861
Total Investments — 5.9%
(Cost $5,697,861) 5,697,861
Other assets less liabilities — 94.1% 90,780,497
Net Assets — 100.0% $ 96,478,358
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraShort Ether ETF had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Ether 1,390 3/27/2026 U.S. Dollar $ 134,030,750 $ 102,630
Swap Agreements
UltraShort Ether ETF had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
(28,931,144) 11/6/2026 Goldman Sachs International (3.64)% iShares Ethereum Trust 5,709,687
(26,563,904) 11/6/2026
Nomura Global Financial
Products Inc. 1.36% iShares Ethereum Trust 6,303,205
(55,495,048) 12,012,892
Total Unrealized
Appreciation
12,012,892
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS :: FEBRUARY 28, 2026 (Unaudited) :: 15
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On February 28, 2026, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Fund Name
Bank of
America
Securities,
Inc., 3.67%,
dated
2/27/2026
due
3/2/2026
(a)
Barclays
Capital, Inc.,
3.55%,
dated
2/27/2026
due
3/2/2026
(b)
BNP Paribas
Securities
Corp., 3.00%,
dated
2/27/2026
due
3/2/2026
(c)
BNP Paribas
Securities
Corp., 3.25%,
dated
2/27/2026
due
3/2/2026
(d)
BNP Paribas
Securities
Corp., 3.40%,
dated
2/27/2026
due
3/2/2026
(e)
BNP Paribas
Securities
Corp., 3.66%,
dated
2/27/2026
due
3/2/2026
(f)
CF Secured
LLC, 3.65%,
dated
2/27/2026
due
3/2/2026
(g)
Natixis New
York Branch,
3.52%,
dated
2/27/2026
due
3/2/2026
(h)
Natixis New
York Branch,
3.66%,
dated
2/27/2026
due
3/2/2026
(i)
Total
Bitcoin & Ether Equal
Weight ETF
...
$ 497,307
$ 331,538 $ 165,769 $ 331,538 $ 828,843 $ 828,844 $ 1,672,516 $ 414,422 $ 497,307 $ 5,568,084
Bitcoin & Ether Market
Cap Weight ETF
.
632,305
421,537 210,768 421,537 1,053,841 1,053,841 2,126,535 526,921 632,305 7,079,590
Bitcoin ETF
.....
8,059,382
5,372,922 2,686,460 5,372,922 13,432,304 13,432,304 27,104,907 6,716,152 8,059,382 90,236,735
Ether ETF
......
975,812
650,541 325,271 650,541 1,626,352 1,626,353 3,281,800 813,176 975,812 10,925,658
Short Bitcoin ETF
..
3,010,894
2,007,262 1,003,631 2,007,262 5,018,156 5,018,156 10,126,086 2,509,078 3,010,894 33,711,419
Short Ether ETF
..
938,108
625,405 312,704 625,405 1,563,513 1,563,513 3,154,997 781,757 938,108 10,503,510
Ultra Bitcoin ETF
..
7,311,907
4,874,605 2,437,301 4,874,604 12,186,512 12,186,512 24,591,037 6,093,256 7,311,907 81,867,641
Ultra Ether ETF
...
2,720,028
1,813,352 906,676 1,813,352 4,533,378 4,533,379 9,147,859 2,266,690 2,720,028 30,454,742
UltraShort Bitcoin ETF 2,895,120
1,930,080 965,039 1,930,079 4,825,199 4,825,199 9,736,720 2,412,600 2,895,120 32,415,156
UltraShort Ether ETF 508,897
339,265 169,633 339,266 848,162 848,162 1,711,498 424,081 508,897 5,697,861
$ 27,549,760 $ 18,366,507 $ 9,183,252 $ 18,366,506 $ 45,916,260 $ 45,916,263 $ 92,653,955 $ 22,958,133 $ 27,549,760 $ 308,460,396
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2026 as follows:
(a) U.S. Treasury Notes, 0.50% to 3.63%, due 6/30/2026 to 1/15/2028, which had an aggregate value at the Trust level of $306,000,079.
(b) Federal Farm Credit Banks Funding Corp., 0% to 4.88%, due 3/2/2026 to 9/14/2037; Federal Home Loan Banks, 0% to 5.50%, due
3/2/2026 to 7/15/2036;  Federal Home Loan Mortgage Corp., 0% to 6.75%, due 5/27/2026 to 7/15/2032; Federal National Mortgage
Association, 0% to 7.25%, due 4/24/2026 to 8/6/2038, which had an aggregate value at the Trust level of $204,000,828.
(c) U.S. Treasury Notes, 0.25% to 3.75%, due 1/15/2027 to 7/15/2029,  which had an aggregate value at the Trust level of $102,000,105.
(d) U.S. Treasury Bonds, 6.50%, due 11/15/2026; U.S. Treasury Notes, 1.25% to 4.13%, due 6/30/2026 to 5/15/2028, which had an aggregate value at the Trust level of $204,000,044.
(e) U.S. Treasury Bills, 0%, due 4/2/2026 to 7/23/2026; U.S. Treasury Bonds, 0% to 4.75%, due 8/15/2026 to 5/15/2055; U.S. Treasury Notes,
0.13% to 4.88%, due 3/31/2026 to 8/15/2035, which had an aggregate value at the Trust level of $510,000,020.
(f) U.S. Treasury Bills, 0%, due 4/2/2026 to 7/23/2026;  U.S. Treasury Bonds, 0% to 4.75%, due 8/15/2026 to 5/15/2055; U.S. Treasury Notes,
0.13% to 4.88%, due 3/31/2026 to 8/15/2035, which had an aggregate value at the Trust level of $510,000,020.
(g) U.S. Treasury Bills, 0%, due 3/17/2026 to 2/18/2027; U.S. Treasury Bonds, 0% to 4.75%, due 3/31/2026 to 2/15/2056; U.S. Treasury Notes,
0.13% to 4.88%, due 3/31/2026 to 2/15/2036, which had an aggregate value at the Trust level of $1,029,437,427.
(h) U.S. Treasury Bills, 0%, due 4/2/2026; U.S. Treasury Bonds, 1.25%, due 5/15/2050; U.S. Treasury Notes, 3.63% to 4.25%, due 8/31/2027 to
11/15/2034, which had an aggregate value at the Trust level of $255,074,891.

16 :: FEBRUARY 28, 2026 (Unaudited) :: NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
(i) U.S. Treasury Bonds, 0% to 4.25%, due 8/15/2029 to 8/15/2054; U.S. Treasury Notes, 0.13% to 4.50%, due 7/31/2026 to 2/15/2036, which had an aggregate value at the Trust level of $306,093,374.